UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.          February 11, 2009
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        54
                                           -----------

Form 13F Information Table Entry Value:     1,497,934
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 12-31-2009

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acorda Therapeutics             COM           00484M106   30,713    1,218,780   SH          SOLE                 1,218,780
Adolor Corp.                    COM           00724X102    6,603    4,522,772   SH          SOLE                 4,522,772
Allos Therapeutics Inc.         COM           019777101   33,327    5,064,909   SH          SOLE                 5,064,909
Alsius Corp.                    COM           021211107        3       62,872   SH          SOLE                    62,872
Amicus Therapeutics             COM           03152W109    2,571      647,657   SH          SOLE                   647,657
Amylin Pharmaceuticals          COM           032346108   14,867    1,047,700   SH          SOLE                 1,047,700
Anadys Pharmaceuticals Inc.     COM           03252Q408      264      125,023   SH          SOLE                   125,023
AP Pharma                       COM           00202J203    8,646    6,861,818   SH          SOLE                 6,861,818
Aradigm Corp.                   COM           038505301       14      100,000   SH          SOLE                   100,000
Ardea Biosciences Inc.          COM           03969P107   72,052    5,146,589   SH          SOLE                 5,146,589
Autoimmune Inc.                 COM           052776101        6       13,050   SH          SOLE                    13,050
Auxilium                        COM           05334D107  140,910    4,700,127   SH          SOLE                 4,700,127
Biocryst Pharmaceuticals Inc.   COM           09058V103   35,941    5,563,615   SH          SOLE                 5,563,615
Cadence Pharmaceuticals         COM           12738T100   10,409    1,076,432   SH          SOLE                 1,076,432
Cephalon Inc.                   COM           156708109      695       11,140   SH          SOLE                    11,140
Chelsea Therapeutics            COM           163428105    2,420      896,176   SH          SOLE                   896,176
Cornerstone BioPharma           COM           22674T105      685      112,337   SH          SOLE                   112,337
Cyclacel Pharmaceuticals Pfd.
   Conv. Ex 6%                  PFD CONV EX   23254L207      217       92,311   SH          SOLE                    92,311
Dendreon Corp.                  COM           24823Q107   23,706      902,069   SH          SOLE                   902,069
Depomed                         COM           249908104      614      183,145   SH          SOLE                   183,145
Genomic Health Inc.             COM           37244C101  108,996    5,572,425   SH          SOLE                 5,572,425
Halozyme Therapeutics Inc.      COM           40637H109   11,561    1,969,512   SH          SOLE                 1,969,512
Human Genome                    COM           444903108   41,200    1,347,283   SH          SOLE                 1,347,283
Idera Pharmaceuticals Inc.      COM           45168K108    1,069      206,820   SH          SOLE                   206,820
Incyte Corp.                    COM           45337C102  120,010   13,173,417   SH          SOLE                13,173,417
Infinity Pharmaceuticals Inc.   COM           45665G303      862      139,559   SH          SOLE                   139,559
Inhibitex Inc.                  COM           45719T103    1,290    1,402,153   SH          SOLE                 1,402,153
Inspire                         COM           457733103   19,917    3,608,190   SH          SOLE                 3,608,190
Inverness Medical               COM           46126P106   57,835    1,393,286   SH          SOLE                 1,393,286
Metabasis Therapeutics Inc.     COM           59101M105      764    1,985,603   SH          SOLE                 1,985,603
Micromet                        COM           59509C105   20,536    3,083,611   SH          SOLE                 3,083,611
Neurogen Corp.                  COM           64124E106    1,497    8,205,406   SH          SOLE                 8,205,406
Onyx                            COM           683399109    9,913      337,856   SH          SOLE                   337,856
Pharmacyclics Inc.              COM           716933106      127       40,578   SH          SOLE                    40,578
Pharmasset Inc.                 COM           71715N106    1,866       90,147   SH          SOLE                    90,147
Pharmathene                     COM           71714G102      635      323,807   SH          SOLE                   323,807
Salix Pharmaceuticals, Inc.     COM           795435106  130,160    5,126,442   SH          SOLE                 5,126,442
Seattle Genetics Inc.           COM           812578102  162,258   15,970,287   SH          SOLE                15,970,287
Sucampo                         CLASS A       864909106      260       64,387   SH          SOLE                    64,387
Targacept                       COM           87611R306   14,236      681,148   SH          SOLE                   681,148
Threshold Pharma                COM           885807107    5,535    3,075,391   SH          SOLE                 3,075,391
Trimeris Inc.                   COM           896263100    9,068    3,461,175   SH          SOLE                 3,461,175
Vertex Pharmaceuticals Inc.     COM           92532F100    4,285      100,000   SH          SOLE                   100,000
Via Pharmaceuticals             COM           92554T103       21      102,881   SH          SOLE                   102,881
Viropharma Inc.                 COM           928241108   78,916    9,405,977   SH          SOLE                 9,405,977
Ziopharm Oncology Inc.          COM           98973P101    1,909      645,000   SH          SOLE                   645,000

Amylin Pharmaceuticals Notes
   2.5% 4/15/11                 CONV BONDS    032346AD0   17,464   18,251,000   PRN         SOLE                18,251,000
Biomarin Pharmaceuticals
   Notes 1.875% 4/23/2017       CONV BONDS    09061GAD3    5,341    5,000,000   PRN         SOLE                 5,000,000
Cephalon Inc. Notes 2.0%
   6/1/2015                     CONV BONDS    156708AP4    4,275    3,000,000   PRN         SOLE                 3,000,000
Human Genome 2.25% 10/15/11     CONV BONDS    444903AK4   13,203    6,500,000   PRN         SOLE                 6,500,000
Incyte Genomics  Notes 4.75%
   10/1/2015                    CONV BONDS    45337CAH5  208,800  160,000,000   PRN         SOLE               160,000,000
Intermune Inc Notes .25%
   3/01/2011                    CONV BONDS    45884XAC7   27,620   27,313,000   PRN         SOLE                27,313,000
Intermune Inc Notes 5% 3/1/15   CONV BONDS    45884XAD5   17,019   17,500,000   PRN         SOLE                17,500,000
Onyx Pharmaceuticals Inc. 4%
   8/15/16                      CONV BONDS    683399AB5   14,823   14,000,000   PRN         SOLE                14,000,000
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